Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stock Options [Abstract]
Schedule of information about stock options
	Number of options	Weighted average exercise price	Weighted average contractual term (years)	Aggregate intrinsic value
Outstanding at January 1, 2018	335,900	$5.61
Granted	109,500	3.12
Canceled/Forfeited	(19,000)	4.61
Outstanding at June 30, 2018	426,400	$5.02	7.36	$59,192
Vested and exercisable at June 30, 2018	275,034	$5.86	6.25	$37,302
Vested and exercisable at June 30, 2018 and expected to vest thereafter	426,400	$5.02	7.36	$59,193

	Number of options	Weighted average exercise price	Weighted average contractual term (years)	Aggregate intrinsic value
Outstanding at January 1, 2016	406,700	$8.50
Granted	70,700	5.70
Forfeited	(40,800)	6.70
Exercised	(25,000)	1.70
Outstanding at December 31, 2016	411,600	8.63
Granted	106,000	4.24
Forfeited	(16,700)	6.01
Expired	(160,000)	12.50
Exercised	(5,000)	3.00
Outstanding at December 31, 2017	335,900	$5.61	7.19	$52,500
Vested and exercisable at December 31, 2017	212,500	$6.27	6.01	$52,500
Vested and exercisable at December 31, 2017 and expected to vest thereafter	331,600	$5.61	7.19	$52.500

Schedule of option input into a Black Scholes option pricing model
Exercise price	$2.95 to $ 4.35
Expected life	6 years
Expected volatility	38%
Dividend yield	0%
Risk-free interest rate	2.27% to 2.88%

	2016	2017
Exercise price	$4.90 to $6.60	$4.02 to$ 5.25
Expected life	5.5 years	5.8 years
Expected volatility	38%	38%
Dividend yield	0%	0%
Risk-free interest rate	1.13% to 1.73%	1.89% to 2.06%